Property and Equipment, Net	12 Months Ended
Dec. 31, 2012
Property and Equipment, Net [Abstract]
Property and Equipment, Net
Note 4 - Property and Equipment, Net:
Composition of property and equipment, grouped by major classifications:
	December 31,
	2012	2011
	(in thousands)
Cost:
Computers and peripheral equipment	$8,604	$10,150
Office furniture and equipment	611	842
Leasehold improvements	465	534
Motor vehicles	56	204

	9,736	11,730

Accumulated Depreciation:
Computers and peripheral equipment	8,243	9,512
Office furniture and equipment	474	636
Leasehold improvements	429	457
Motor vehicles	28	104

	9,174	10,709

Depreciation cost	$562	$1,021
Depreciation expenses totaled $276, $539, and $737 thousand for the years ended December 31, 2012, 2011, and 2010, respectively.

Discontinued operation includes depreciation expenses totaled $59, $60 and $66 thousands for the years ended December 31, 2012, 2011, and 2010, respectively.